Document and Entity Information	Jan. 20, 2025
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jan. 20, 2025
Entity Registrant Name	BLACKROCK NEW YORK MUNICIPAL INCOME TRUST
Entity Incorporation State Country Code	DE
Entity File Number	811-10337
Entity Tax Identification Number	51-0409117
Entity Address Address Line 1	50 Hudson Yards
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10001
City Area Code	212
Local Phone Number	810-5300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Central Index Key	0001137390
Amendment Flag	false